Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property and equipment, net
Property, plant and equipment at beginning of period	€ 43,653	€ 37,227
Property, plant and equipment at end of period	55,901	43,653
Increased property and equipment	55,901	43,653
Cost
Property and equipment, net
Property, plant and equipment at beginning of period	67,888	56,223
Additions through business combination	19,993
Additions	2,895	12,459
Disposals	(8,047)	(794)
Currency translation	(6)
Property, plant and equipment at end of period	82,723	67,888
Increased property and equipment	82,723	67,888
Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(24,234)	(18,996)
Disposals	7,988
Depreciation charge of the year	7,505	5,238
Impairment losses	3,071
Property, plant and equipment at end of period	(26,821)	(24,234)
Increased property and equipment	(26,821)	(24,234)
Construction in progress
Property and equipment, net
Property, plant and equipment at beginning of period	0	26,873
Property, plant and equipment at end of period	180	0
Increased property and equipment	180	0
Construction in progress | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	0	26,873
Additions through business combination	360
Additions	843	5,445
Transfer	(1,012)	(31,909)
Disposals		(409)
Currency translation	(12)
Property, plant and equipment at end of period	180	0
Increased property and equipment	180	0
Leasehold improvements
Property and equipment, net
Property, plant and equipment at beginning of period	10,166	4,614
Property, plant and equipment at end of period	8,889	10,166
Increased property and equipment	8,889	10,166
Leasehold improvements | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	18,215	11,608
Additions through business combination	2,547
Additions	590	1,789
Transfer	(670)	5,139
Disposals	(50)	(321)
Currency translation	(39)
Property, plant and equipment at end of period	20,593	18,215
Increased property and equipment	20,593	18,215
Leasehold improvements | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(8,050)	(6,995)
Depreciation charge of the year	1,322	1,055
Impairment losses	2,332
Property, plant and equipment at end of period	(11,704)	(8,050)
Increased property and equipment	(11,704)	(8,050)
Other fixed assets and office equipment
Property and equipment, net
Property, plant and equipment at beginning of period	33,487	5,740
Property, plant and equipment at end of period	46,832	33,487
Increased property and equipment	46,832	33,487
Other fixed assets and office equipment | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	49,672	17,742
Additions through business combination	17,086
Additions	1,462	5,224
Transfer	1,682	26,770
Disposals	(7,997)	(64)
Currency translation	45
Property, plant and equipment at end of period	61,950	49,672
Increased property and equipment	61,950	49,672
Other fixed assets and office equipment | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(16,184)	(12,001)
Disposals	7,988
Depreciation charge of the year	6,183	4,183
Impairment losses	739
Property, plant and equipment at end of period	(15,117)	(16,184)
Increased property and equipment	(15,117)	€ (16,184)
Property, plant and equipment utilized in the Heimstetten distribution center | Luxury Mytheresa Segment
Property and equipment, net
Impairment losses	3,100
Recoverable amount	€ 0